Financial Income and Expense (Details) - Schedule of financial expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financial Expenses Abstract
Interest expenses on loans	$ 11	$ 104
Financial expenses in respect of the convertible loan	1,102	2,344
Financial expenses in respect of a lease liability	55	64
Financial expenses in respect of a commitment to the Israel Innovation Authority	163	164
Remeasurement of options	38
Bank commissions	14	17
Total Financial expenses	$ 1,383	$ 2,693